SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5)			1 Months Ended		2 Months Ended	12 Months Ended
	May 20, 2015 CNY (¥)	May 19, 2015 CNY (¥)	Nov. 30, 2015 CNY (¥)	May 31, 2015 CNY (¥)	May 19, 2015 CNY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2016 CNY (¥)
Variable Interest Entity
Receivable due from shareholder						$ 1,550,868				¥ 10,000,000
Amount received by nominee shareholders						$ 1,550,868	¥ 10,000,000
VIE
Variable Interest Entity
Legal ownership interest (as a percent)		0.00%
Consideration for transferring VIE to ATA Learning and Zhongxiao Zhixing	¥ 10,000,000			¥ 10,000,000
Consideration transferred from one nominee shareholder to another										1,000,000
Percentage of equity interest that can be acquired as per exclusive purchase option					100.00%
VIE | Technical support agreement and strategic consulting service agreement
Variable Interest Entity
Amount billed							¥ 0	¥ 18,000,000	¥ 8,000,000
VIE | Equity holders: Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang
Variable Interest Entity
Equity investment by co-founders in Variable Interest Entity		¥ 10,000,000			¥ 10,000,000
VIE | Equity holders: Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang | Loan agreements
Variable Interest Entity
Interest free loans to VIE's equity holders for the sole purpose of investing in VIE as VIE's registered capital		¥ 10,000,000			¥ 10,000,000
Amount received by nominee shareholders			¥ 10,000,000
VIE | Mr. Kevin Xiaofeng Ma | ATA BVI
Variable Interest Entity
Receivable due from shareholder										¥ 10,000,000